Related Party Notes Payable - Schedule of Related Party Notes Payable (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Total notes payable	$ 1,575,000
Less current portion	(575,000)
Long term notes payable	1,000,000
Inventory Financing [Member]
Total notes payable	1,000,000
Officer Loan [Member]
Total notes payable	75,000
Promissory Note [Member]
Total notes payable	$ 500,000